Financial instruments - Narrative (Details) - GBP (£) £ in Millions	6 Months Ended
	Dec. 31, 2019	Jul. 01, 2019	Jun. 30, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Other current financial liabilities	£ 474	£ 371	£ 307	£ 306
Lease liabilities	486	£ 379
Finance lease liabilities			128	£ 144
Borrowings before derivative financial instruments	13,472		12,555
Option exercised one year later
Disclosure of detailed information about financial instruments [line items]
Increase or decrease in fair value of liability	15
Level 1 | Fair value
Disclosure of detailed information about financial instruments [line items]
Borrowings before derivative financial instruments	£ 14,288		13,240
Industrias Licoreras de Guatemala
Disclosure of detailed information about financial instruments [line items]
Percentage of ownership interest	50.00%
Industrias Licoreras de Guatemala | Level 3
Disclosure of detailed information about financial instruments [line items]
Other current financial liabilities	£ 165		£ 174